FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of Company's liabilities that are measured at fair value on a recurring basis
The following table presents the Company’s fair value hierarchy for liabilities measured at fair value on a recurring basis as of December 31, 2021.

	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$19,837,500	$—	$—	$19,837,500
Private Warrants	—	—	9,468,334	9,468,334

Total Warrants Liabilities	$19,837,500	$—	$9,468,334	$29,305,834

The following table presents the Company’s fair value hierarchy for liabilities measured at fair value on a recurring basis as of December 31, 2020.

	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$35,880,000	$—	$—	$35,880,000
Private Warrants	—	—	17,125,335	17,125,335

Total Warrants Liabilities	$35,880,000	$—	$17,125,335	$53,005,335

FPA Liability	—	—	10,654,540	10,654,540

Grand Total	$35,880,000	$—	$27,779,875	$63,659,875

Summary of the changes in the fair value of the liabilities, a Level 3 liability, measured on a recurring basis
The following table presents a summary of the changes in the fair value of the Private Placement Warrants, a Level 3 liability, measured on a recurring basis.

Private Placement Warrant Liability
Fair value, December 31, 2020	$17,125,335

Change in fair value	(7,657,001)

Fair value, December 31, 2021	$9,468,334

FPA Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of the changes in the fair value of the liabilities, a Level 3 liability, measured on a recurring basis
The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA Liability
Fair value, December 31, 2020	$10,654,540

Change in fair value	(7,494,372)

Gain on termination of FPA	(3,160,168)

Fair value, December 31, 2021	$—